14. Debt (Details-Notes Payable by Company) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Demand and Revolving Debt	$ 1,105,259	$ 0
Term Debt	18,182,647	10,184,826
Term Debt Total	19,287,906	10,184,826
Revolving note payable to Maple Bank [Member]
Demand and Revolving Debt	1,105,259	0
Mortgage note payable to Lakeview Bank [Member]
Term Debt	119,976	0
Construction note payable to American Land & Capital [Member]
Term Debt	184,975	0
Payable to ABN AMRO [Member]
Demand and Revolving Debt	0	0
Mortgage note payable to Security State Bank [Member]
Term Debt	224,568	0
Payable to Royal Bank of Canada [Member]
Demand and Revolving Debt	0	0
Note payable to John O. Hanson [Member]
Term Debt	0	200,000
Renewable Unsecured Subordinated Notes
Term Debt	$ 17,653,128	$ 9,984,826